Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock Options [Abstract]
Stock Options

Note 14 - Stock Options

In September 2011, the Company adopted the 2011 Employee Stock Incentive Plan which provides for the granting of incentive and non-statutory common stock options and stock based incentive awards to employees, non-employee directors, consultants and independent contractors. The plan was amended and restated in May 2014. Incentive stock options are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more that 10% of the total outstanding common stock of the Company. Unless terminated sooner by the Board of Directors, this plan will terminate on August 31, 2021.

Options granted under the Company’s plan vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years. The aggregate number of shares that may be awarded under the Company’s plan as of December 31, 2016 is 15,013. As of September 30, 2017, 10,320 of options were granted to employees and consultants of the Company (including 1,389 shares outside of our plan) and 4,693 options were available for future grant under our plan.

During the three months ended March 31, 2017, the Company granted options for the purchase of 854 shares of common stock to employees and directors of the Company. These options vest pro-rata over 48 months and have a life of ten years and an exercise price of $117.00 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $51,000. The fair value of the common stock as of the grant date was determined to be $117.00 per share.

During the nine months ended September 30, 2017 and 2016, the Company recorded a charge of $713,000 and $1,008,000, respectively, for the amortization of employee stock options.

As of September 30, 2017, the fair value of non-vested options totaled $1,087,000 which will be amortized to expense over the weighted average remaining term of 0.98 years.

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model during the nine months ended September 30, 2017 and 2016 were as follows:

	For the Nine Months Ended September 30,
	2017	2016
Risk-free interest rate	2.27%	1.41%
Expected life of option grants	7 years	7 years
Expected volatility of underlying stock	47.34%	47.47%
Dividends assumption	$--	$--

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. The Company attributes the value of stock-based compensation to operations on the straight-line single option method. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The dividends assumptions were $0 as the Company historically has not declared any dividends and does not expect to.

Note 21 — Stock Options

In September 2011, the Company adopted the 2011 Employee Stock Incentive Plan which provides for the granting of incentive and non-statutory common stock options and stock based incentive awards to employees, non-employee directors, consultants and independent contractors. The plan was amended and restated in May 2014. Incentive stock options are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more that 10% of the total outstanding common stock of the Company. Unless terminated sooner by the Board of Directors, this Plan will terminate on August 31, 2021.

Options granted under the Company’s plan vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years. The aggregate number of shares that may be awarded under the Company’s plan as of December 31, 2016 is 15,013. As of December 31, 2016 2,785 options were available for future grant.

During the three months ended March 31, 2015, the Company granted options for the purchase of 526 shares of common stock to employees of the Company. These options vest pro-rata over 48 months and have a life of ten years and an exercise price of $702.00 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $162,000. The fair value of the common stock as of the grant date was determined to be $702.00 per share.

During the three months ended June 30, 2015, the Company granted options for the purchase of 1,446 shares of common stock to employees of the Company. These options vest pro-rata over 48 months and have a life of ten years and exercise prices that ranged from $963.00 to $1,044.00 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $654,000. The fair value of the common stock as of the grant date was determined to range from $963.00 to $1,044.00 per share.

During the three months ended September 30, 2015, the Company granted options for the purchase of 3,018 shares of common stock to employees of the Company. These options vest pro-rata over 48 months and have a life of ten years and exercise prices that ranged from $711.00 to $787.50 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $1,243,000. The fair value of the common stock as of the grant date was determined to range from $711.00 to $787.50 per share per share.

During the three months ended December 31, 2015, the Company granted options for the purchase of 937 shares of common stock to employees of the Company. These options are one hundred percent vested or vest pro-rata over 48 months, have a life of ten years and exercise prices that ranged from $301.50 to $445.50 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $199,000. The fair value of the common stock as of the grant date was determined to range from $301.50 to $445.50 per share.

During the three months ended March 31, 2016, the Company granted options for the purchase of 228 shares of common stock to employees of the Company. These options vest pro-rata over 48 months and have a life of ten years and an exercise price of $234.00 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $27,000. The fair value of the common stock as of the grant date was determined to be $234.00 per share.

During the three months ended June 30, 2016, the Company granted options for the purchase of 2,515 shares of common stock to employees of the Company. These options vest pro-rata over 48 months and have a life of ten years and an exercise price of $234.00 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $292,000. The fair value of the common stock as of the grant date was determined to be $234.00 per share.

During the three months ended September 30, 2016, the Company granted options for the purchase of 772 shares of common stock to employees of the Company. These options vest pro-rata over 48 months and have a life of ten years and an exercise price of $211.50 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be $81,000. The fair value of the common stock as of the grant date was determined to be $211.50 per share.

During the year ended December 31, 2016 and 2015 the Company recorded a charge of $1,377,000 and $1,424,000, respectively, for the amortization of employee stock options.

As of December 31, 2016, the fair value of non-vested options totaled $2,262,000 which will be amortized to expense over the weighted average remaining term of 1.33 years.

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model during the years ended December 31, 2016 and 2015 were as follows:

	2016	2015
Risk-free interest rate	1.35–1.47%	1.73–2.27%
Expected life of option grants	7 years	7 years
Expected volatility of underlying stock	47.47%–49.02%	39.4%–51.45%
Dividends assumption	$—	$—

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. The Company attributes the value of stock-based compensation to operations on the straight-line single option method. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The dividends assumptions was $0 as the Company historically has not declared any dividends and does not expect to.

The following table summarizes the changes in options outstanding during the years ended December 31, 2016 and 2015:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	6,132	$1,179.00	$444,600
Granted	5,925	769.50	—
Exercised	(6)	—	—
Expired	(290)	—	—
Forfeitures	(1,199)	—	—
Outstanding at December 31, 2015	10,562	$900.00	$54,450
Granted	3,515	229.06	—
Exercised	—	—	—
Expired	(950)	—	—
Forfeitures	(899)	—	—
Outstanding at December 31, 2016	12,229	$746.16	$(3,501,786)

Exercisable at December 31, 2015	3,618	$846.00	$54,450

Exercisable at December 31, 2016	5,271	$899.75	$(1,873,607)